Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2020
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
MainStay CBRE Global Infrastructure Fund (Prospectus Summary) | MainStay CBRE Global Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRAX
MainStay CBRE Global Infrastructure Fund (Prospectus Summary) | MainStay CBRE Global Infrastructure Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRVX
MainStay CBRE Global Infrastructure Fund (Prospectus Summary) | MainStay CBRE Global Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRCX
MainStay CBRE Global Infrastructure Fund (Prospectus Summary) | MainStay CBRE Global Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRIX
MainStay CBRE Global Infrastructure Fund (Prospectus Summary) | MainStay CBRE Global Infrastructure Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCRQX
MainStay CBRE Real Estate Fund (Prospectus Summary) | MainStay CBRE Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLARX
MainStay CBRE Real Estate Fund (Prospectus Summary) | MainStay CBRE Real Estate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRVRX
MainStay CBRE Real Estate Fund (Prospectus Summary) | MainStay CBRE Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRCRX
MainStay CBRE Real Estate Fund (Prospectus Summary) | MainStay CBRE Real Estate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRARX
MainStay CBRE Real Estate Fund (Prospectus Summary) | MainStay CBRE Real Estate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRWRX
MainStay CBRE Real Estate Fund (Prospectus Summary) | MainStay CBRE Real Estate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VREQX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFDX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFEX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFFX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFGX
MainStay MacKay Intermediate Tax Free Bond Fund (Prospectus Summary) | MainStay MacKay Intermediate Tax Free Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFHX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTAX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTBX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTIX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTEX